--------------------------------------------------------------------------------

MICHIGAN
DAILY TAX FREE                             600 Fifth Avenue, New York, NY  10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of Michigan Daily Tax Free Income Fund, Inc. for the period March 1, 1997 through August 31, 1997.

The Fund had net assets of $51,848,570 and 326 active shareholders as of August 31, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.





Sincerely,


\s\Steven W. Duff


Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1997
(UNAUDITED)
================================================================================

                                                                                                            Ratings (a)
                                                                                                         ----------------
      Face                                                         Maturity                     Value            Standard
     Amount                                                          Date          Yield      (Note 1)   Moody's & Poor's
     ------                                                          ----          -----       ------    -------   ------
Other Tax Exempt Investments (11.67%)
-------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   Deer Park, MI School District GO
               U.S. Government Guaranteed                           06/01/98       3.67%    $1,033,305              AA
   1,000,000   Michigan Municipal Bond Authority - Series B         07/02/98       3.75      1,005,595              SP-1+
   2,000,000   Michigan Municipal Bond Authority - Series B         07/02/98       3.78      2,010,709              SP-1+
   2,000,000   Michigan State Notes                                 09/30/97       3.44      2,001,553    MIG-1     SP-1+
 -----------                                                                               -----------
   6,000,000   Total Other Tax Exempt Investments                                            6,051,162
 -----------                                                                               -----------
Other Variable Rate Demand Instruments (b) (65.13%)
-------------------------------------------------------------------------------------------------------------------------
 $   935,000   Birmingham, MI EDC Limited Obligation RB
               (Brown St. Assoc. Project) - Series 1983
               LOC Michigan National Bank                           12/01/18       3.73%    $   935,000             A1
   1,000,000   Dearborn, MI EDC
               LOC Mellon Bank, N.A.                                03/01/25       3.30       1,000,000             A1
     700,000   Delta County, MI EDC (Mead Paper) - Series C
               LOC Bank of Nova Scotia                              12/01/23       3.70         700,000   P1
   2,000,000   EDC Farmington Hills - Carefour
               LOC Bankers Trust Company                            09/01/15       3.48       2,000,000             A1
   1,500,000   Holland, MI Economic Development
               LOC Industrial Bank of Japan, Ltd.                   03/01/13       3.80       1,500,000             A1
   2,500,000   Jackson County, MI EDC (Thrifty Leoni)
               LOC First National Bank of Chicago                   12/01/14       3.48       2,500,000   Aa3
   2,000,000   Michigan Higher Student Loan - Series XII F
               AMBAC Insured                                        10/01/20       3.35       2,000,000   VMIG-1
   1,000,000   Michigan JDA (Gordon Food Services) - Series 1985
               LOC Rabobank Nederland                               08/01/15       3.35       1,000,000   Aaa
   1,500,000   Michigan JDA (Kentwood Residence Association)
               LOC First Bank Systems                               11/01/14       3.75       1,500,000             A1
   1,000,000   Michigan JDA (Kentwood Residence Association)
               LOC First Bank Systems                               11/01/14       3.75       1,000,000             A1
   1,000,000   Michigan JDA (Mazda Motors)
               LOC Sumitomo Bank, Ltd.                              10/01/08       3.60       1,000,000   VMIG-1
   2,435,000   Michigan State (Allied Signal)                       04/01/99       3.45       2,435,000             A1
   1,000,000   Michigan State Strategic Fund Limited Obligation RB
               (Advance Plastics Corp. Project) (c)
               LOC Comerica Bank                                    09/01/16       3.55       1,000,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================

    .                                                                                                      Ratings (a)
                                                                                                        ----------------
     Face                                                          Maturity                    Value            Standard
    Amount                                                           Date          Yield      (Note 1)  Moody's & Poor's
    ------                                                           ----          -----       ------   -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------
 $  500,000    Michigan State Strategic Fund Limited Obligation RB
               (Detroit Edison Company)
               LOC Barclays Bank PLC                                09/01/30       3.60%    $  500,000    P1        A1+
  1,000,000    Michigan State Strategic Fund Limited Obligation RB
               (Morrell Inc. Project) (c)
               LOC Comerica Bank                                    05/01/22       3.55      1,000,000
  2,000,000    Michigan State Strategic Fund Limited Obligation
               (Louisiana Pacific Corporation)
               LOC Wachovia Bank & Trust Co., N.A.                  09/01/09       3.40      2,000,000    Aa2
    400,000    Michigan Strategic Fund
               (National Rubber Michigan Incorporated Project)
               LOC National Bank of Canada                          09/01/11       3.50        400,000    P1
    700,000    Michigan Strategic Fund
               (Pilot Industry Incorporated Project)
               LOC First National Bank of Chicago                   06/01/01       3.85        700,000    P1        A1+
  2,000,000    Michigan Strategic Fund (Sugar Company)
               LOC Trust Co. Bank of Atlanta                        11/01/03       3.40      2,000,000    Aa3
  1,000,000    Michigan Strategic Fund Limited Obligation RB
               (Mechanics Uniform Rental Co. Proj.) - Series 95 (c)
               LOC First National Bank of Chicago                   08/01/15       3.55      1,000,000
  1,000,000    Michigan Strategic Fund PCRB
               (Consumers Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank of Commerce               06/15/10       3.60      1,000,000              A1+
  2,500,000    Michigan Strategic Fund, Limited Obligation RB
               (Pioneer Metal Finishing Mich. Inc. Proj.)
               LOC National City Bank, Northwest                    11/01/08       3.50      2,500,000    P1        A1
  3,500,000    Monroe County, MI EDC (Detroit Edison) - Series CC
               LOC Barclays Bank PLC                                10/01/24       3.60      3,500,000    P1
    600,000    Royal Oak, MI HFA Hospital RB
               (William Beaument Hospital) - Series L               01/01/27       3.65        600,000    VMIG-1
-----------                                                                                -----------
 33,770,000    Total Other Variable Rate Demand Instruments                                 33,770,000
-----------                                                                                -----------
Put Bonds (d) (8.68%)
------------------------------------------------------------------------------------------------------------------------
 $2,500,000    Michigan Strategic Fund
               (Donnelly Corporation Project) - Series 1988
               LOC ABN AMRO Bank N.V.                               10/01/97       4.00%   $ 2,500,000    P1        A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997
(UNAUDITED)
================================================================================

                                                                                                           Ratings (a)
                                                                                                         ----------------
     Face                                                          Maturity                    Value             Standard
    Amount                                                           Date          Yield      (Note 1)   Moody's & Poor's
    ------                                                           ----          -----       ------    -------   ------
Put Bonds (d) (Continued)
-------------------------------------------------------------------------------------------------------------------------
 $1,000,000    Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 83A                   03/01/98       3.75%    $ 1,000,000   Aa1       AAA
  1,000,000    Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                               09/01/97       3.80       1,000,000   P1        A1+
-----------                                                                                 -----------
  4,500,000    Total Put Bonds                                                                4,500,000
-----------                                                                                 -----------
Tax Exempt Commercial Paper (9.16%)
-------------------------------------------------------------------------------------------------------------------------
 $1,650,000    Delta County, MI (Mead Paper)
               LOC Union Bank of Switzerland                        09/04/97       3.70%    $ 1,650,000   P1
  2,100,000    EDC Delta Michigan (Mead Escanaba) - Series A
               LOC Swiss Bank Corp.                                 09/04/97       3.70       2,100,000   P1
  1,000,000    Puerto Rico Government Development Bank              09/11/97       3.65       1,000,000             A1+
-----------                                                                                 -----------
  4,750,000    Total Tax Exempt Commercial Paper                                              4,750,000
-----------                                                                                 -----------
Variable Rate Demand Instruments - Private Placements (b) (5.09%)
-------------------------------------------------------------------------------------------------------------------------
 $  136,000    Charlevoix, MI (Hoskins)
               LOC Chase Manhattan Bank, N.A.                       11/01/99       5.53%    $   136,000   P1        A1
  2,500,000    EDC Kalamazoo (WBC Properties Limited Partnership Project) - Series 1985
               LOC Old Kent Bank & Trust Co.                        09/01/15       3.45       2,500,000   P1        A1+
-----------                                                                                 -----------
  2,636,000    Total Variable Rate Demand Instruments - Private Placements                    2,636,000
-----------                                                                                 -----------
               Total Investments (99.73%) (Cost $51,707,162+)                                51,707,162
               Cash and Other Assets in Excess in Liabilities (0.27%)                           141,408
                                                                                            -----------
               Net Assets (100.00%)                                                         $51,848,570
                                                                                            ===========
               Net asset value, offering and redemption price per share:
               Class A shares, 51,862,184 shares outstanding (Note 3)                       $      1.00
                                                                                            ===========
               Class B shares,      5,135 shares outstanding (Note 3)                       $      1.00
                                                                                            ===========


               +   Aggregate cost for federal income tax purposes is identical.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================




FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.

KEY:
     EDC     =   Export Development Corporation               PCFA      =   Pollution Control Finance Authority
     GO      =   General Obligation                           PCRB      =   Pollution Control Revenue Bond
     HFA     =   Hospital Finance Authority                   RB        =   Revenue Bond
     LOC     =   Letter of Credit














--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1997
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
     Interest...................................................................     $             910,645
                                                                                     ---------------------
Expenses: (Note 2)
     Investment management fee..................................................                    72,532
     Administration fee.........................................................                    50,773
     Shareholder servicing fee (Class A)........................................                    48,350
     Custodian expenses.........................................................                     4,978
     Shareholder servicing and related shareholder expenses.....................                    17,806
     Legal, compliance and filing fees..........................................                    13,289
     Audit and accounting.......................................................                    34,401
     Directors' fees............................................................                     3,156
     Other......................................................................                     1,935
                                                                                     ---------------------
       Total expenses...........................................................                   247,220
         Less fees waived.......................................................     (              50,773)
         Less expenses paid indirectly..........................................     (                 614)
                                                                                     ---------------------
         Net expenses...........................................................                   195,833
                                                                                     ---------------------
Net investment income...........................................................                   714,812

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                        42
                                                                                     ---------------------
Increase in net assets from operations..........................................     $             714,854
                                                                                     =====================






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                    Six Months Ended
                                                                     August 31, 1997               Year Ended
                                                                       (Unaudited)              February 28, 1997
                                                                        ---------               -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income.......................................      $      714,812              $    1,527,663
    Net realized gain (loss) on investments.....................                  42                       1,221
                                                                      --------------              --------------
    Increase in net assets from operations......................             714,854                   1,528,884
Dividends to shareholders from net investment income
    Class A.....................................................     (       714,731)*           (     1,527,603)*
    Class B.....................................................     (            81)*           (            60)*
Capital share transactions (Note 3)
    Class A.....................................................           6,700,839             (    12,368,505)
    Class B.....................................................                  80                       5,055
                                                                      --------------             ---------------
        Total increase (decrease)...............................           6,700,961             (    12,362,229)
Net assets:
    Beginning of period.........................................          45,147,609                  57,509,838
                                                                      --------------              --------------
    End of period...............................................      $   51,848,570              $   45,147,609
                                                                      ==============              ==============




*   Designated as exempt-interest dividends for Federal income tax purposes.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions  are  recorded on the  identified  cost basis.

2.  Investment Management  Fees  and  Other   Transactions  with  Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended August 31, 1997, the Manager voluntarily waived investment management fees of $50,773.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,040 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $614.

3. Capital Stock.

At August 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $51,867,319. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                            Six Months                          Year
Class A                                                       Ended                            Ended
                                                         August 31, 1997                 February 28, 1997
                                                         ---------------                 -----------------

Sold........................................                   48,124,452                      122,798,906
Issued on reinvestment of dividends.........                      679,422                        1,492,802
Redeemed....................................           (       42,103,035)             (       136,660,213)
                                                       ------------------              -------------------
Net increase (decrease).....................                    6,700,839              (        12,368,505)
                                                       ==================               ==================

                                                           Six Months                     October 10, 1996
Class B                                                       Ended                 (Commencement of Sales) to
                                                         August 31, 1997                 February 28, 1997
                                                         ---------------                 -----------------
Sold........................................                   --                                    5,000
Issued on reinvestment of dividends.........                           80                               55
Redeemed....................................                   --                               --
                                                       ------------------              -------------------
Net increase (decrease).....................                           80                            5,055
                                                       ==================              ===================

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1997 amounted to $18,749. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2001.

5. Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
5. Concentration of Credit Risk. (Continued) monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6.  Financial Highlights.

                                              Six Months Ended  Year Ended      Year Ended                   Year Ended
Class A                                          August 31,    February 28,    February 29,                 February 28,
-------                                         -----------    ------------    ------------    ------------------------------------
                                                   1997            1997           1996            1995         1994         1993
                                                ----------      ----------     ----------      ----------   ----------   ----------
 Per Share Operating Performance
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........   $   1.00        $   1.00       $   1.00        $   1.00     $   1.00     $   1.00
                                                ----------      ----------     ----------      ----------   ----------   ----------
 Income from investment operations:
   Net investment income.....................       0.015           0.028          0.032           0.025        0.019        0.023
 Less distributions:
   Dividends from net investment income......   (   0.015 )     (   0.028 )    (   0.032 )     (   0.025 )  (   0.019 )  (   0.023 )
                                                ----------      ----------     ----------      ----------   ----------   ----------
 Net asset value, end of period..............   $   1.00        $   1.00       $   1.00        $   1.00     $   1.00     $   1.00
                                                ==========      ==========     ==========      ==========   ==========   ==========
 Total Return................................       3.00%*          2.82%          3.23%           2.56%        1.88%        2.33%
 Ratios/Supplemental Data
 Net assets, end of period (000).............   $   51,843      $   45,143     $   57,510      $   55,324   $   68,401   $   83,101
 Ratios to average net assets:
   Expenses..................................       0.81%*          0.82%          0.82%           0.75%        0.74%        0.68%
   Net investment income.....................       2.96%*          2.79%          3.17%           2.53%        1.86%        2.32%
   Management, administration and shareholder
     servicing fees waived...................       0.21%           0.08%          0.10%           0.28%        0.30%        0.25%
   Expenses paid indirectly..................       0.00%           0.01%          0.02%           --           --           --

                                                                         Six Months                   October 10, 1996
Class B                                                                    Ended                 (Commencement of Sales) to
-------                                                                August 31, 1997               February 28, 1997
                                                                       ---------------               -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period................................     $   1.00                       $   1.00
                                                                          ----------                     ----------
 Income from investment operations:
   Net investment income                                                      0.016                          0.012
 Less distributions:
   Dividends from net investment income                                   (   0.016)                     (   0.012)
                                                                          ----------                     ----------
 Net asset value, end of period.......................................    $   1.00                         $ 1.00
                                                                          ==========                     ==========
 Total Return.........................................................        3.20%*                         3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)......................................          5                              5
 Ratios to average net assets:
   Expenses...........................................................        0.62%*                         0.60%*
   Net investment income..............................................        3.15%*                         3.04%*
   Management, administration and shareholder servicing fees waived...        0.21%                          0.08%
   Expenses paid indirectly...........................................        0.00%                          0.01%
 *   Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.





                                       Semi-Annual Report
                                        August 31, 1997
                                          (Unaudited)





--------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



  Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


  Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------